Note 2 - Principles of Concolidation and Basis of Presentation (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended											1 Months Ended				1 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 01, 2014 Subsequent Event [Member] Saltwater Disposal Well and Equipment in Frio County, Texas [Member] Sable Environmental SWD 7, LLC [Member]	Feb. 19, 2014 Subsequent Event [Member]	May 02, 2014 Subsequent Event [Member]	Mar. 26, 2014 Subsequent Event [Member]	Mar. 11, 2014 Subsequent Event [Member]	Feb. 19, 2014 Subsequent Event [Member]	Jan. 28, 2014 Subsequent Event [Member]	May 02, 2014 Subsequent Event [Member] Cash [Member]	Mar. 26, 2014 Subsequent Event [Member] Cash [Member]	Mar. 11, 2014 Subsequent Event [Member] Cash [Member]	Jan. 28, 2014 Subsequent Event [Member] Cash [Member]	Jan. 28, 2014 Saltwater Disposal Well, Equipment and Certain Real Property in Karnes County, Texas [Member] Notes Receivable [Member] Sable Environmental SWD 5, LLC [Member]	Jan. 28, 2014 Saltwater Disposal Well, Equipment and Certain Real Property in Karnes County, Texas [Member] Sable Environmental SWD 5, LLC [Member]	Mar. 11, 2014 Saltwater Disposal Well and Equipment in Frio County, Texas [Member] Sable Environmental SWD 7, LLC [Member]	Mar. 11, 2014 Saltwater Disposal Well and Equipment in Frio County, Texas [Member] Sable Environmental SWD 7, LLC [Member] Cash [Member]	Mar. 26, 2014 Saltwater Disposal Well, Equipment and Certain Real Property in DeWitt County, Texas [Member] Notes Receivable [Member] Clear Water Resources Partners, LLC [Member]	Mar. 26, 2014 Saltwater Disposal Well, Equipment and Certain Real Property in DeWitt County, Texas [Member] Clear Water Resources Partners, LLC [Member]	Dec. 31, 2013 Biomass Project [Member] ML Energy Park, LLC [Member]	Mar. 31, 2014 Biomass Project [Member] ML Energy Park, LLC [Member]	Feb. 19, 2014 Biomass Project [Member] ML Energy Park, LLC [Member]	Mar. 31, 2014 Private Placement Offering [Member]	Dec. 31, 2013 Private Placement Offering [Member]	Mar. 31, 2014 Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Chairman and Chief Executive Officer [Member]	Mar. 31, 2014 Pending Litigation [Member]	Dec. 31, 2013 Pending Litigation [Member]
Note 2 - Principles of Concolidation and Basis of Presentation (Details) [Line Items]
Working Capital Deficit	$ (9,700,000)	$ 7,700,000		$ (9,700,000)																										$ 1,200,000	$ 1,200,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds						4,700,000		7,600,000	3,400,000	4,600,000		3,900,000	4,700,000	1,000,000	500,000	1,000,000		3,900,000	4,600,000			3,400,000
Proceeds from Sale of Property, Plant, and Equipment		1,844,282	0	5,681,671	2,939,500		2,000,000											1,000,000				1,000,000
Financing Receivable, Gross																		2,900,000				2,400,000
Note Receivable, Interest Rate																	10.00%				10.00%
Security Deposit																				500,000
Proceeds from Collection of Notes Receivable						2,900,000
Non Refundable Fees Related to Purchase of Property	25,000																						25,000
Sale Agreement Price											2,000,000														2,000,000
Earnest Money Deposits											50,000														50,000
Non-Refundable Payment Received											25,000													125,000	50,000
Unsecured Debt																										1,100,000	1,500,000
Line of Credit Facility, Amount Outstanding																													1,500,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 500,000			$ 500,000																								$ 500,000